Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	10,000,000	102,030,000	102,030,000
Convertible preferred stock, shares issued	0	102,030,000	102,030,000
Convertible preferred stock, shares outstanding	0	102,030,000	102,030,000
Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		102,031,000
Convertible preferred stock, shares outstanding		102,031,000
Voting Common Stock
Common stock, shares authorized		200,000,000	200,000,000
Common stock, shares issued		18,544,000	17,445,000
Common stock, shares outstanding		18,544,000	17,445,000
Non-voting Common Stock
Common stock, shares authorized		30,000,000	30,000,000
Common stock, shares issued		0	0
Common stock, shares outstanding		0	0
Series 1 Common Stock
Common stock, shares authorized	500,000,000
Common stock, shares issued	62,757,000
Common stock, shares outstanding	62,757,000
Series 2 Common Stock
Common stock, shares authorized	5,051,000
Common stock, shares issued	5,051,000
Common stock, shares outstanding	5,051,000